Information on Subsidiaries - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of subsidiaries [abstract]
Net assets of subsidiaries subject to regulatory or capital adequacy requirements	$ 79.8	$ 77.2